BUSINESS ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2026
Skyladder Group Limited [Member]
Business Combination [Line Items]
SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED

Fair value of consideration on November 26, 2025 (closing date)	$7,252,286
Assets acquired (liabilities assumed):
Cash and cash equivalents	$24,826
Accounts receivable	3,643,799
Contract assets	257,894
Advances to suppliers	687,945
Inventories	487,455
Other current assets	284,779
Amounts due from related parties	116,752
Property, plant and equipment	52,436
Right of use assets	88,416
Short-term bank loans	(1,241,930)
Accounts payable	(2,855,540)
Advances from customers	(1,068,002)
Accrued payroll and benefit	(97,627)
Other payables and accrued expenses	(273,158)
Income tax payable	(28,987)
Lease liabilities	(104,146)
Total net liabilities acquired	(25,088)
Goodwill	7,277,374
Total fair value of Consideration	$7,252,286